INVENTORY (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory-related excess and obsolescence charges	$ 25	$ 16	$ 17
Finished goods	283	286
Purchased parts and fabricated assemblies	336	302
Total inventory	619	$ 588
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory-related excess and obsolescence charges	$ 7